Summary of Significant Accounting Policies - Trade Accounts and Notes Receivable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of Trade Accounts and Notes Receivable [Abstract]
Accounts receivable billing description	Generally billed over the 30 or 60 days after services has been delivered.